INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Tax expense (benefit) computed at statutory rates	$ (15,736)	$ 680	$ (7,384)
Effect of different tax rates in different jurisdictions	7,514	10,683	7,552
Tax benefits for which deferred taxes were not recorded	15,955	7,300	17,467
Domestic Production Activities Deduction			(1,136)
Permanent differences and other, net	(407)	2,699	(3,669)
Income tax provision (benefit)	$ 7,326	$ 21,362	$ 12,830